Note 26 - Related Parties - Outstanding Balances and Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Related party payables	[1]	$ (4,685)	$ (28,864)
Trade payables due to related parties	[1]	4,685	28,864
Other payables to Beijing Kunlun Lexiang Network Technology Co., Limited [member]
Statement Line Items [Line Items]
Related party payables		(15)
Trade payables due to related parties		15
Office facilities expense to Beijing Kunlun Tech [member]
Statement Line Items [Line Items]
Transactions with related parties		(1,533)	(1,545)	$ (1,072)
Other payables to Beijing Kunlun Online Network Tech Co.,Ltd [member]
Statement Line Items [Line Items]
Related party payables		(45)
Trade payables due to related parties		45
Technology licensing and other revenue from Beijing Kunlan Tech Co Ltd [member]
Statement Line Items [Line Items]
Transactions with related parties			13
Other payables to Bejing Kunlun Tech [member]
Statement Line Items [Line Items]
Related party payables		(773)	(177)
Trade payables due to related parties		773	177
Professional services to Beijing Kunlun Tech Co., Ltd. [member]
Statement Line Items [Line Items]
Transactions with related parties			(30)
Trade receivables with Beijing Kunlun Tech Co., Ltd. [member]
Statement Line Items [Line Items]
Related party receivables		13
Professional services to Beijing Kunlun Lexiang Network Technology Co., Ltd. [member]
Statement Line Items [Line Items]
Transactions with related parties		(15)	(79)
Trade receivables with Beijing OFY Co., Ltd [member]
Statement Line Items [Line Items]
Related party receivables		51
Professional services to Beijing Kunlun Online Network Tech Co., Ltd [member]
Statement Line Items [Line Items]
Transactions with related parties		(44)	(125)
Other payables with Beijing Xianlaihuyu Network Tech [member]
Statement Line Items [Line Items]
Related party payables		(5)
Trade payables due to related parties		5
Professional services to Beijing Xianlaihuyu Network Tech Co., Ltd [member]
Statement Line Items [Line Items]
Transactions with related parties		(5)	(39)
Trade payables to Blue Ridge Micro Finance Bank Ltd [member]
Statement Line Items [Line Items]
Related party payables		(30)
Trade payables due to related parties		30
Technology licensing and other revenue from Beijing OFY Co., Ltd [member]
Statement Line Items [Line Items]
Transactions with related parties		543
Other payable to Kulun Global International SDN BHD [member]
Statement Line Items [Line Items]
Related party payables		(8)
Trade payables due to related parties		8
Advertising revenue from Kunlun Global International [member]
Statement Line Items [Line Items]
Transactions with related parties			2	68
Trade payables to Kunulun Group Limited [member]
Statement Line Items [Line Items]
Related party payables		(520)	(436)
Trade payables due to related parties		520	436
Professional services to Kunlun Global International SDN. BHD. [member]
Statement Line Items [Line Items]
Transactions with related parties		(8)
Trade receivables with Kunlun Tech Limited [member]
Statement Line Items [Line Items]
Related party receivables		568
Professional investment advisory services with Kunlun Group Limited [member]
Statement Line Items [Line Items]
Transactions with related parties		(582)	(436)
Distribution prepayment with Mobimagic Digital Tech. Ltd. [member]
Statement Line Items [Line Items]
Related party receivables		3,848	15,527
Technology licensing, advertising and other revenue from Mobimagic Digital Tech. Ltd. [member]
Statement Line Items [Line Items]
Transactions with related parties		496		3,069
Trade and other payables to Mobimagic Digital Tech. Ltd. [member]
Statement Line Items [Line Items]
Related party payables			(2,760)
Trade payables due to related parties			2,760
Marketing and distribution expense to Mobimagic Digital Tech. Ltd. [member]
Statement Line Items [Line Items]
Transactions with related parties		(9,719)	(25,767)	(7,522)
Trade receivables with Mobimagic Cayman Co. Ltd. [member]
Statement Line Items [Line Items]
Related party receivables			303
Software license fees expense to Mobimagic Digital Tech. Ltd. [member]
Statement Line Items [Line Items]
Transactions with related parties			(500)
Trade and other payable to Mobimagic Cayman Co. Ltd. / Hong Kong Fintango Limited [member]
Statement Line Items [Line Items]
Related party payables			(25,598)
Trade payables due to related parties			25,598
Technology, licensing and other revenue with Mobimagic Cayman Co. Ltd. [member]
Statement Line Items [Line Items]
Transactions with related parties		596	303
Other receivables with Mobi Magic (Beijing) Information Technology Co., Ltd. [member]
Statement Line Items [Line Items]
Related party receivables		138
Technology and platform fees with Mobimagic Cayman Co. Ltd. / Hong Kong Fintango Limited [member]
Statement Line Items [Line Items]
Transactions with related parties		(23,007)	(25,598)
Trade receivables with Nhorizon Infinite (Beijing) Software Ltd. [member]
Statement Line Items [Line Items]
Related party receivables		278
Professional services to Mobimagic Cayman Ltd. [member]
Statement Line Items [Line Items]
Transactions with related parties			(325)
Revenue share liability to nHorizon Innovation [member]
Statement Line Items [Line Items]
Related party payables		(23)	(23)
Trade payables due to related parties		23	23
Technology and other revenue from nHorizon Innovation [member]
Statement Line Items [Line Items]
Transactions with related parties			146	(18)
Professional service receivable from nHorizon Innovation [member]
Statement Line Items [Line Items]
Related party receivables			146
Investment to nHorizon Innovation (Beijing) Software Ltd [member]
Statement Line Items [Line Items]
Transactions with related parties			(38)	(45)
Professional service payable to nHorizon Innovation [member]
Statement Line Items [Line Items]
Related party payables		(533)	(543)
Trade payables due to related parties		533	543
Professional services to nHorizon [member]
Statement Line Items [Line Items]
Transactions with related parties			(156)	(941)
Loans receivable from Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Related party receivables
Technology licensing and other revenue from nHorizon Infinite (Beijing) Software Ltd. [member]
Statement Line Items [Line Items]
Transactions with related parties		133
Trade receivable from Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Related party receivables		615	17,450
Aqcuisition cost to Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Transactions with related parties				(9,500)
Contract liability from Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Related party payables			(6,274)
Trade payables due to related parties			6,274
Investment to Opay Digital Services Limited (HK) [member]
Statement Line Items [Line Items]
Transactions with related parties			(7,131)
Other receivables with Opay Digital Services Limited (UK) [member]
Statement Line Items [Line Items]
Related party receivables		5,000
License fee (cost of revenue) to Opay Digital Services Limited (HK) [member]
Statement Line Items [Line Items]
Transactions with related parties				(455)
Trade receivable from Paycom Nigeria Limited [member]
Statement Line Items [Line Items]
Related party receivables			1,466
Technology and other revenue from Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Transactions with related parties		7,626	15,960	10,899
Trade and other payables to Paycom Nigeria Limited [member]
Statement Line Items [Line Items]
Related party payables		(136)	(26)
Trade payables due to related parties		136	26
Interest income from Opay Digital Services Limited (HK) [member]
Statement Line Items [Line Items]
Transactions with related parties			323
Loans receivable from Powerbets Holding Limited [member]
Statement Line Items [Line Items]
Related party receivables			3,039
Other income from Opay Digital Services Limited (UK) [member]
Statement Line Items [Line Items]
Transactions with related parties		5,289
Trade receivable from Powerbets Holding Limited [member]
Statement Line Items [Line Items]
Related party receivables			6,579
Advertising revenue from Paycom Nigeria Limited [member]
Statement Line Items [Line Items]
Transactions with related parties		866	1,565
Trade receivable from Starmaker Entertainment Technology India Pvt., Ltd. [member]
Statement Line Items [Line Items]
Related party receivables			22
Technology, other, and advertising revenue from Powerbets Holdings Limited [member]
Statement Line Items [Line Items]
Transactions with related parties			2,210	4,369
Other receivables from Wisdom Connection III Holding Inc. [member]
Statement Line Items [Line Items]
Related party receivables		500	500
Finance income with Puto Novi Financing Corporation [member]
Statement Line Items [Line Items]
Transactions with related parties		97
Other payables to Xinyu Kunnuo Investment Management Co., Ltd. [member]
Statement Line Items [Line Items]
Related party payables		(180)
Trade payables due to related parties		180
Investment to Starmaker Interactive [member]
Statement Line Items [Line Items]
Transactions with related parties				(30,000)
Prepayment liabilities to Ying Liang Ltd [member]
Statement Line Items [Line Items]
Related party receivables		22
Professional services to Starmaker Interactive [member]
Statement Line Items [Line Items]
Transactions with related parties			150	175
Trade and other payables to Ying Liang Ltd [member]
Statement Line Items [Line Items]
Related party payables		(3,673)
Trade payables due to related parties		3,673
Other revenue from Wisdom Connection III Holding Inc. [member]
Statement Line Items [Line Items]
Transactions with related parties			8
Trade receivables with Ying Liang Ltd [member]
Statement Line Items [Line Items]
Related party receivables		209
Disposal of shares in associates from Wisdom Connection III Holding Inc. [member]
Statement Line Items [Line Items]
Transactions with related parties			500
Professional services with Xinyu Kunnuo Investment Management Co., Ltd. [member]
Statement Line Items [Line Items]
Transactions with related parties		180
Marketing and distribution expenses to Ying Liang Ltd [member]
Statement Line Items [Line Items]
Transactions with related parties		(3,716)
Technology licensing and other revenue from Ying Liang Ltd [member]
Statement Line Items [Line Items]
Transactions with related parties		$ 209

[1]	See Note 26 for more information.